Finance Receivables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Finance receivable

The following is a summary of finance receivables:

	As of March 31, 2013	As of December 31, 2012
	($ in thousands)
Principal Balances	$1,707,051	$1,601,710
Accrued Interest	15,366	16,414
Loan Origination Costs	17,123	16,498

Finance Receivables	$1,739,540	$1,634,622

The following summarizes the components of finance receivables:

	December 31,
	2012	2011
	($ in thousands)
Principal Balances	$1,601,710	$1,466,680
Accrued Interest	16,414	12,971
Loan Origination Costs	16,498	15,689

Finance Receivables	$1,634,622	$1,495,340

Past Due Financing Receivables

Credit quality information for our finance receivables portfolio is provided as of the dates indicated below:

Age Analysis of Past Due Finance Receivables

	March 31, 2013		December 31, 2012		March 31, 2012
	($ in thousands)
	Percent of Portfolio	Loan Principal	Percent of Portfolio	Loan Principal	Percent of Portfolio	Loan Principal
Days Delinquent:
Current	61.4%	$1,047,962	49.1%	$786,765	65.8%	$1,030,752
01-30 Days	28.0%	478,861	33.0%	528,300	27.4%	429,219
31-60 Days	6.9%	117,721	10.0%	161,157	4.3%	67,359
61-90 Days	3.2%	54,537	5.1%	81,378	2.2%	34,463
91-120 Days	0.5%	7,970	2.8%	44,110	0.3%	4,699

Total Past Due	38.6%	$659,089	50.9%	$814,945	34.2%	$535,740

Total Finance Receivables	100.0%	$1,707,051	100.0%	$1,601,710	100.0%	$1,566,492

Age Analysis of Past Due Finance Receivables

	December 31,
Days Delinquent:	2012		2011
	($ in thousands)
	Percent of Portfolio	Loan Principal	Percent of Portfolio	Loan Principal
Current	49.1%	$786,765	66.8%	$979,155
01-30 Days	33.0%	528,300	22.0%	322,670
31-60 Days	10.0%	161,157	7.1%	104,574
61-90 Days	5.1%	81,378	3.8%	55,881
91-120 Days	2.8%	44,110	0.3%	4,400

Total Past Due	50.9%	$814,945	33.2%	$487,525

Total Finance Receivables	100.0%	$1,601,710	100.0%	$1,466,680

Financing Receivable Credit Quality Indicators

A summary of our portfolio by our internally assigned credit risk ratings at March 31, 2013, and December 31, 2012, is as follows:

At March 31, 2013

Grade	Average Fico Score (1)	Percentage of Portfolio Contracts	Total Loans (2)	Percentage of Portfolio Principal	Portfolio Principal
					($ in thousands)
A+	555	10.3%	15,019	10.5%	$178,406
A	540	18.3%	26,575	18.6%	317,210
B	517	37.3%	54,078	38.0%	648,685
C	504	28.8%	41,790	28.3%	483,127
C-	489	3.8%	5,546	3.3%	56,882
D+/D/D-	482	1.5%	2,202	1.3%	22,741

		100.0%	145,210	100.0%	$1,707,051

At December 31, 2012

Grade	Average Fico Score (1)	Percentage of Portfolio Contracts	Total Contracts	Percentage of Portfolio Principal	Total Portfolio Principal
					($ in thousands)
A+	556	10.4%	14,660	10.6%	$169,023
A	539	18.5%	25,998	18.8%	301,173
B	517	37.3%	52,476	38.2%	612,084
C	503	28.4%	40,066	27.8%	445,497
C-	488	3.9%	5,447	3.3%	53,512
D+/D/D-	478	1.5%	2,101	1.3%	20,421

		100.0%	140,748	100.0%	$1,601,710

(1)	Average FICO score is provided as an external metric of credit quality. FICO score is not utilized as the primary tool in determining internal credit grade.
(2)	Excludes Carvana originations.

At December 31, 2012, a summary of our portfolio by our internally assigned credit risk ratings was as follows:

Grade	Average Fico Score (1)	Percentage of Portfolio Contracts	Total Contracts	Percentage of Portfolio Principal	Total Portfolio Principal
					($ in thousands)
A+	556	10.4%	14,660	10.6%	$169,023
A	539	18.5%	25,998	18.8%	301,173
B	517	37.3%	52,476	38.2%	612,084
C	503	28.4%	40,066	27.8%	445,497
C-	488	3.9%	5,447	3.3%	53,512
D+/D/D-	478	1.5%	2,101	1.3%	20,421

		100.0%	140,748	100.0%	$1,601,710

At December 31, 2011, a summary of our portfolio by our internally assigned credit risk ratings was as follows:

Grade	Average Fico Score (1)	Percentage of Portfolio Contracts	Total Contracts	Percentage of Portfolio Principal	Total Portfolio Principal
					($ in thousands)
A+	557	10.4%	14,270	10.7%	$156,935
A	538	18.2%	24,954	18.7%	274,269
B	516	36.8%	50,582	38.3%	561,738
C	500	28.2%	38,756	27.1%	397,470
C-	486	4.7%	6,400	3.8%	55,734
D+/D/D-	475	1.7%	2,331	1.4%	20,534

		100.0	137,293	100.0	$1,466,680

(1)

Average FICO score is provided as an external metric of credit quality, but is generally not utilized to determine internal credit grade. Our internal scoring model is the primary driver of our internal credit grade. Average FICO presented excludes originations with no FICO.

Schedules of Concentration of Risk, by Risk Factor

As of March 31, 2013, and December 31, 2012, our portfolio concentration by state was as follows:

As of March 31, 2013	As of December 31, 2012
State	Percent of Portfolio	Loan Principal (in thousands)	State	Percent of Portfolio	Loan Principal (in thousands)
Texas	22.4%	$384,359	Texas	23.0%	$369,021
Florida	15.2%	261,348	Florida	15.4%	247,281
North Carolina	9.6%	163,058	North Carolina	9.9%	157,670
Georgia	7.7%	130,818	Georgia	7.6%	122,027
Virginia	6.5%	110,887	Arizona	6.8%	108,792
Arizona	6.4%	108,947	Virginia	6.7%	106,749
Tennessee	4.9%	83,020	Tennessee	4.6%	72,967
California	4.4%	75,524	California	4.4%	71,005
Nevada	3.8%	64,948	Nevada	4.0%	63,346
South Carolina	3.7%	63,827	South Carolina	3.6%	58,163
Alabama	3.1%	53,224	New Mexico	3.0%	48,421
New Mexico	2.9%	48,745	Alabama	2.8%	44,787
Oklahoma	2.3%	38,703	Oklahoma	2.3%	36,109
Colorado	2.1%	35,458	Colorado	2.2%	35,268
Ohio	1.7%	28,409	Indiana	1.3%	21,603
Indiana	1.4%	24,084	Ohio	1.1%	17,417
Mississippi	1.1%	19,371	Mississippi	1.0%	15,847
Arkansas	0.4%	6,252	Arkansas	0.2%	3,218
Missouri	0.4%	6,069	Missouri	0.1%	2,019

	100.0%	$1,707,051		100.0%	$1,601,710

Our portfolio concentration by state was as follows:

December 31, 2012
State	Percent of Portfolio	Loan Principal
		($ in thousands)
Texas	23.0%	$369,021
Florida	15.4%	247,281
North Carolina	9.9%	157,670
Georgia	7.6%	122,027
Arizona	6.8%	108,792
Virginia	6.7%	106,749
Tennessee	4.6%	72,967
California	4.4%	71,005
Nevada	4.0%	63,346
South Carolina	3.6%	58,163
New Mexico	3.0%	48,421
Alabama	2.8%	44,787
Oklahoma	2.3%	36,109
Colorado	2.2%	35,268
Indiana	1.3%	21,603
Ohio	1.1%	17,417
Mississippi	1.0%	15,847
Arkansas	0.2%	3,218
Missouri	0.1%	2,019

	100.0%	$1,601,710

December 31, 2011
State	Percent of Portfolio	Loan Principal
		($ in thousands)
Texas	23.9%	$351,210
Florida	16.6%	243,024
North Carolina	10.3%	150,920
Arizona	7.6%	112,097
Virginia	7.3%	106,715
Georgia	7.3%	106,415
California	4.9%	72,137
Nevada	4.6%	67,631
Tennessee	3.9%	56,925
New Mexico	3.6%	53,484
Colorado	2.8%	40,558
South Carolina	2.6%	37,987
Oklahoma	1.9%	28,229
Alabama	1.7%	25,455
Indiana	0.5%	6,843
Mississippi	0.4%	5,844
Ohio	0.1%	1,206
Arkansas	—	—
Missouri	—	—

	100.0%	$1,466,680

Allowance for Credit Losses on Financing Receivables

The following table sets forth the rollforward of the allowance for credit losses for the periods indicated:

	Three Months Ended March 31,
	2013	2012
	($ in thousands)
Allowance Activity:
Balance, beginning of period	$252,590	$221,533
Provision for credit losses	77,842	60,342
Net charge-offs	(60,810)	(44,848)
Balance, end of period	$269,622	$237,027

Allowance as a percent of portfolio principal	15.7%	15.1%
Charge-off Activity:
Principal balances	$(97,917)	$(82,851)
Recoveries, net	37,107	38,003
Net charge-offs	$(60,810)	$(44,848)

The following table sets forth the roll forward of the allowance for credit losses for the periods indicated:

	Years Ended December 31,
	2012	2011
	($ in thousands)
Allowance Activity:
Balance, beginning of period	$221,533	$208,000
Provision for credit losses	253,603	207,198
Net charge-offs	(222,546)	(193,665)

Balance, end of period	$252,590	$221,533

Allowance as a percent of ending principal	15.7%	15.1%
Charge-off Activity:
Principal balances	$(372,493)	$(338,357)
Recoveries, net	149,947	144,692

Net charge-offs	$(222,546)	$(193,665)

Dealer Loans Auto Financing Receivable
Financing Receivable Credit Quality Indicators

The following is a summary of GO Financial’s portfolio by our internally assigned credit risk ratings as of December 31, 2012:

Grade	Average FICO Score(1)	Total Contracts Outstanding	Percentage of Portfolio Contracts	Total Portfolio Principal	Percentage of Portfolio Principal	Average Advance Rate
				($ in thousands)
A+	557	319	6.7%	$3,399	6.9%	79.2%
A	541	706	14.8%	7,744	15.7%	77.5%
B	531	1,617	33.8%	17,092	34.7%	75.5%
C	521	1,598	33.4%	16,185	32.8%	72.5%
C-	508	366	7.7%	3,342	6.8%	70.8%
D	497	171	3.6%	1,508	3.1%	67.6%

		4,777	100.0%	$49,270	100.0%	74.4%

(1)

Average FICO score is provided as an external metric of credit quality, but is generally not utilized to determine internal credit grade. Our internal scoring model is the primary driver of our internal credit grade. Average FICO presented excludes originations with no FICO.